Shareholder Fees {- Investor Freedom® 2010 Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Investor Freedom Funds Investor Combo PRO-10 | Investor Freedom® 2010 Portfolio
Shareholder Fees:
(fees paid directly from your investment)